Series A, B, C, D & E 9% Convertible Preferred Stock (Tables)	12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012 Series B Convertible Preferred Stock	Jan. 31, 2013 Series C Convertible Preferred Stock	Jul. 31, 2013 Series E Convertible Preferred Stock
Fair value of Accounting allocation of initial proceeds

The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make-whole payments liability	(540,000)
Deemed dividend	$(376, 746)

The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$725,000
Derivative warrant liability fair value	(624,797)
Make whole payments liability	(202,500)
Deemed dividend	$(102,297)

The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$1,165,000
Derivative warrant liability fair value	(1, 189,744)
Derivative additional investment rights fair value	(1,264,683)
Make whole payments liability	(330,750)
Deemed dividend	$(1,620,177)